Derivative Liabilities - Disclosure of detailed information about warrants, activity (Details)	12 Months Ended
	Dec. 31, 2023 Share $ / shares	Dec. 31, 2022 Share $ / shares
Financial Instruments [Abstract]
Number of warrants outstanding, beginning of period (in shares) | Share	7,062,119	3,399,280
Weighted average exercise price of warrants outstanding, beginning of period (in dollars per share) | $ / shares	$ 4.47	$ 3.98
Number of warrants Issued (in shares) | Share		3,812,121
Weighted average exercise price of warrants issued (in dollars per share) | $ / shares		$ 4.45
Number of warrants expired (in shares) | Share	(3,249,998)	(149,282)
Weighted average exercise price of warrants expired (in dollars per share) | $ / shares	$ 4.50	$ 3.50
Number of warrants outstanding, end of period (in shares) | Share	3,812,121	7,062,119
Weighted average exercise price of warrants outstanding, end of period (in dollars per share) | $ / shares	$ 4.45	$ 4.47